UNIT-BASED COMPENSATION - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $		$ (12,000,000)	$ 14,000,000	$ 19,000,000
GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		10 years
Number of other equity instruments outstanding in share-based payment arrangement | shares		1,011,523	0		1,011,523	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $		$ 19.71	$ 0
GGP AO LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		10 years
Number of other equity instruments outstanding in share-based payment arrangement | shares		1,387,289	0		1,387,289	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $		$ 22.51	$ 0
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Expiration period		10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage		20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares		150,835	440,527		150,835	440,527
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $		$ 20.97	$ 21.08
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of other equity instruments outstanding in share-based payment arrangement | shares		21,624	21,624		21,624	21,624
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $					$ 22.88	$ 22.88
Deferred Share Units | Brookfield Office Properties Inc. (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		1,458,667	1,363,938		1,458,667	1,363,938